Document and Entity Information	Jun. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 07, 2021
Entity Registrant Name	HORMEL FOODS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2402
Entity Tax Identification Number	41-0319970
Entity Address, Address Line One	1 Hormel Place
Entity Address, City or Town	Austin
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55912
City Area Code	507
Local Phone Number	437-5611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01465 par value
Trading Symbol	HRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000048465
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Hormel Foods Corporation's (the "Company's") Current Report on Form 8-K amends the Current Report on Form 8-K filed with the Securities and Exchange Commission (the "SEC") on June 7, 2021 to file the information required by Items 9.01(a) and (b) of Form 8-K related to the completion of the previously announced acquisition of the Planters® snack nuts portfolio ("Planters") from The Kraft Heinz Company.